Restructuring and Asset Impairment Charges, Net (Details 4) - USD ($) $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 160	$ 99
Accrued and other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	145	83
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	15	16
Repositioning actions | Selling, general and administrative expenses
Restructuring Cost and Reserve [Line Items]
Repositioning Charges Related to Professional Fees	$ 113	$ 44	$ 20